FINANCIAL RISK MANAGEMENT - Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Allowance for loan losses	S/ 5,507,759	S/ 5,314,531	S/ 4,943,008	S/ 4,416,692
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	5,819,295	5,237,455
Fair value of collateral	3,879,208	3,190,530
Allowance for loan losses	3,016,813	3,081,577
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses			1,680,126	1,235,970
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	2,812,011	2,321,335
Fair value of collateral	2,491,069	1,758,098
Allowance for loan losses	982,950	1,023,771
Residential mortgage loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	994,479	959,033
Fair value of collateral	864,473	820,291
Allowance for loan losses	472,718	470,286
Microbusiness loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,253,969	1,254,526
Fair value of collateral	330,347	422,330
Allowance for loan losses	931,587	978,834
Consumer loans [Member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses			S/ 1,558,017	S/ 1,634,169
Consumer loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	758,836	702,561
Fair value of collateral	193,319	189,811
Allowance for loan losses	S/ 629,558	S/ 608,686